Inventories, Net	6 Months Ended
Jun. 30, 2026
Inventories, Net [Abstract]
INVENTORIES, NET
7.	INVENTORIES, NET

As of June 30, 2026 and December 31, 2025, the details of inventories are as follows:

	At June 30,	At December 31,
In thousands of USD	2026	2025
Raw materials	-	118,400
Work-in-progress	-	128,182
Finished goods	-	5,417
Total	-	251,999

During the periods ended June 30, 2026 and 2025, there were US$3.8 million and US$63.2 million inventory recognized as expense and included in cost of revenue, respectively. Approximately US$183.9 and US$146.8 million of inventories during the periods ended June 30, 2026 and 2025, respectively, was transferred to mining rigs. The Group did not record any write-down of inventories during the periods ended June 30, 2026 and 2025. In April 2026, following a change of use from sale to own mining, the Group reclassified inventories with a carrying amount of US$613.0 million to property, plant and equipment, with no gain or loss recognized. Depreciation on these assets will commence once they are ready for their intended use, over their estimated useful life of three years.